SCHEDULE OF LOSS PER SHARE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Profit (loss) for the period for the purpose of basic loss per share	$ (1,161,471)	$ 872,075	$ (4,871,387)	$ (9,257,598)
Fair value change of preferred shares	(3,539,648)	(5,044,000)	(4,101,000)
Loss for the year for the purpose of diluted loss per share	$ (4,701,119)	$ (4,171,925)	$ (8,972,131)	$ (9,257,598)
Weighted average number of ordinary shares for the purpose of basic loss per share – post-recapitalization	12,743,311	9,497,240	9,514,886	9,497,240
Share option awards - post-recapitalization		1,400,560
Preferred shares - post-recapitalization	2,545,253	2,460,000	2,460,000
Weighted average number of ordinary shares for the purpose of diluted loss per share – post-recapitalization	15,288,564	13,357,800	11,974,886	9,497,240
Loss for the year for the purpose of basic loss per share			$ (4,871,131)	$ (9,257,598)